Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.4%)
	Cabot Corp.	48,475	3,679
	Balchem Corp.	27,992	3,491
*	Livent Corp.	157,939	2,173
	Quaker Chemical Corp.	12,153	2,173
	Sensient Technologies Corp.	36,830	2,134
	Materion Corp.	17,966	2,032
	Innospec Inc.	19,209	2,018
	Mueller Industries Inc.	42,574	1,768
	Sylvamo Corp.	31,851	1,602
*	Ingevity Corp.	31,982	1,241
*	Constellium SE	68,462	1,191
	Orion SA	49,067	1,169
	Hawkins Inc.	16,926	1,040
*,1	Energy Fuels Inc.	118,416	941
*	Novagold Resources Inc.	211,417	888
	UFP Industries Inc.	8,054	883
	Kaiser Aluminum Corp.	13,230	774
	Compass Minerals International Inc.	29,961	728
	Hecla Mining Co.	112,053	558
*,1	Ivanhoe Electric Inc.	48,769	554
*	Century Aluminum Co.	45,833	360
	GrafTech International Ltd.	95,954	237
	Omega Flex Inc.	2,894	204
	Stepan Co.	2,156	178
*	Ecovyst Inc.	17,744	169
*	Piedmont Lithium Inc.	5,355	139
*	Perpetua Resources Corp.	32,893	104
*	Dakota Gold Corp.	32,234	91
*	LanzaTech Global Inc.	18,424	78
*	5e Advanced Materials Inc.	29,790	61
	Ryerson Holding Corp.	1,458	45
	American Vanguard Corp.	4,040	38
*	Contango ORE Inc.	1,672	37
*	i-80 Gold Corp.	10,818	18
*	NioCorp Developments Ltd.	1,933	6
			32,802
Consumer Discretionary (12.9%)
*	elf Beauty Inc.	46,683	5,513
*	Duolingo Inc.	25,102	5,329
	Academy Sports & Outdoors Inc.	65,326	3,323
*	Light & Wonder Inc.	37,479	3,314
*	Visteon Corp.	24,604	2,920

		Shares	Market Value ($000)
	Kontoor Brands Inc.	49,164	2,703
	International Game Technology plc	95,020	2,540
	Steven Madden Ltd.	65,868	2,498
*	frontdoor Inc.	72,007	2,472
*	Hilton Grand Vacations Inc.	71,204	2,439
*	Fox Factory Holding Corp.	37,325	2,333
*	Coursera Inc.	113,888	2,249
*	Stride Inc.	37,099	2,247
*	Cavco Industries Inc.	7,656	2,165
	Inter Parfums Inc.	16,060	2,010
*	Shake Shack Inc. Class A	33,041	2,001
*	Boot Barn Holdings Inc.	26,028	1,907
	Bloomin' Brands Inc.	76,678	1,790
*	ACV Auctions Inc. Class A	111,144	1,737
*	Abercrombie & Fitch Co. Class A	22,121	1,679
*	Sonos Inc.	111,131	1,678
*	Dorman Products Inc.	23,041	1,660
*	Skyline Champion Corp.	26,212	1,578
	Acushnet Holdings Corp.	27,309	1,543
*	SeaWorld Entertainment Inc.	30,197	1,477
	Papa John's International Inc.	22,406	1,462
*	Atlanta Braves Holdings Inc. Class C	39,376	1,416
	Cheesecake Factory Inc.	42,447	1,331
*	Gentherm Inc.	28,964	1,330
	Upbound Group Inc.	45,230	1,316
	Jack in the Box Inc.	17,981	1,300
*	Dave & Buster's Entertainment Inc.	31,624	1,298
	Cracker Barrel Old Country Store Inc.	19,301	1,296
*	Brinker International Inc.	35,266	1,270
	Laureate Education Inc.	96,711	1,270
*	Six Flags Entertainment Corp.	50,114	1,248
*	Carvana Co.	36,930	1,157
*	PowerSchool Holdings Inc. Class A	49,022	1,143
*	Cinemark Holdings Inc.	80,116	1,142
*	Udemy Inc.	75,013	1,116
*	Cars.com Inc.	58,197	1,084
	PriceSmart Inc.	15,930	1,074
	Dillard's Inc. Class A	3,042	1,056
	Buckle Inc.	26,712	1,030
	Red Rock Resorts Inc. Class A	22,464	1,000
*	Madison Square Garden Entertainment Corp.	32,291	978
*	XPEL Inc.	19,779	904
	Oxford Industries Inc.	9,902	895
*	Rover Group Inc.	81,206	888
*	Chegg Inc.	89,253	886
	LCI Industries	8,155	885
*	OneSpaWorld Holdings Ltd.	72,956	879
*	Sally Beauty Holdings Inc.	88,425	855
*	iRobot Corp.	21,697	783
	Camping World Holdings Inc. Class A	36,574	773
*	Hanesbrands Inc.	204,956	746
	Monarch Casino & Resort Inc.	11,785	741
*	Figs Inc. Class A	98,693	716
	American Eagle Outfitters Inc.	35,964	684
*	Urban Outfitters Inc.	18,759	670
*	Lions Gate Entertainment Corp. Class B	78,088	653
*	Sweetgreen Inc. Class A	68,000	640
	Golden Entertainment Inc.	17,712	631

		Shares	Market Value ($000)
*	Imax Corp.	39,296	627
	Sturm Ruger & Co. Inc.	14,138	621
*	Portillo's Inc. Class A	39,639	616
*	Arlo Technologies Inc.	67,633	615
*	Integral Ad Science Holding Corp.	41,872	611
*,1	Luminar Technologies Inc.	238,150	595
*	Viad Corp.	17,807	593
	Hibbett Inc.	9,160	573
*	QuinStreet Inc.	45,406	567
	Bluegreen Vacations Holding Corp.	7,547	562
	Arko Corp.	72,030	539
	Dine Brands Global Inc.	12,296	534
	Wolverine World Wide Inc.	61,401	526
*	Malibu Boats Inc. Class A	10,967	485
*	Everi Holdings Inc.	46,288	484
*	Revolve Group Inc.	35,881	478
*	Accel Entertainment Inc.	47,133	478
*	Chuy's Holdings Inc.	12,959	456
	RCI Hospitality Holdings Inc.	7,615	446
*	Instructure Holdings Inc.	17,050	446
*	Corsair Gaming Inc.	32,292	417
*	European Wax Center Inc. Class A	27,995	400
*	Vizio Holding Corp. Class A	58,928	395
*	BJ's Restaurants Inc.	12,483	374
*	Atlanta Braves Holdings Inc. Class A	9,176	370
*	Super Group SGHC Ltd.	119,112	362
*	Green Brick Partners Inc.	7,515	357
*	Denny's Corp.	36,848	350
	Global Industrial Co.	9,045	322
	Krispy Kreme Inc.	24,633	320
*	Kura Sushi USA Inc. Class A	5,099	319
*	MasterCraft Boat Holdings Inc.	15,045	301
	Cricut Inc. Class A	41,611	287
*	Sun Country Airlines Holdings Inc.	18,446	280
*,1	Fisker Inc.	170,969	270
	Carriage Services Inc.	11,779	266
*	Sabre Corp.	73,053	258
*	Lovesac Co.	12,393	257
*	Xponential Fitness Inc. Class A	18,615	254
*	PlayAGS Inc.	32,078	245
*	Lions Gate Entertainment Corp. Class A	27,079	239
	Matthews International Corp. Class A	6,954	237
*	Rush Street Interactive Inc.	55,568	234
*,1	Bowlero Corp. Class A	22,695	233
*	Liquidity Services Inc.	11,926	228
	Build-A-Bear Workshop Inc.	9,043	221
*	PROG Holdings Inc.	7,854	214
	Entravision Communications Corp. Class A	52,255	207
*	Dream Finders Homes Inc. Class A	8,516	207
*	Potbelly Corp.	22,610	203
	Alta Equipment Group Inc.	19,943	190
*	Life Time Group Holdings Inc.	11,976	182
*	Savers Value Village Inc.	11,508	173
*	EW Scripps Co. Class A	24,243	168
*	Bally's Corp.	14,299	165
*	LGI Homes Inc.	1,373	162
	Nathan's Famous Inc.	2,251	152
*	Inspired Entertainment Inc.	19,181	151

		Shares	Market Value ($000)
	HNI Corp.	3,791	148
*	First Watch Restaurant Group Inc.	8,175	148
*	CarParts.com Inc.	46,915	144
	Climb Global Solutions Inc.	2,994	143
*	Nerdy Inc.	53,974	140
*	Funko Inc. Class A	21,151	137
*	Stitch Fix Inc. Class A	35,714	134
*	Frontier Group Holdings Inc.	33,759	132
*	Full House Resorts Inc.	24,687	124
*	Red Robin Gourmet Burgers Inc.	13,853	123
*	Noodles & Co.	35,563	109
*	Livewire Group Inc.	9,774	107
	Townsquare Media Inc. Class A	10,366	103
*	Sleep Number Corp.	10,031	102
	Allegiant Travel Co.	1,432	98
*	Gambling.com Group Ltd.	9,494	91
*,1	Mondee Holdings Inc.	34,547	91
*	Century Casinos Inc.	20,893	90
*	ONE Group Hospitality Inc.	18,717	89
*	National Vision Holdings Inc.	4,738	87
*,1	Blink Charging Co.	25,744	83
*	Cooper-Standard Holdings Inc.	4,567	81
*	Solo Brands Inc. Class A	14,156	74
	Marine Products Corp.	7,464	71
*	Daily Journal Corp.	212	69
*	Stoneridge Inc.	4,341	69
*	Leslie's Inc.	13,231	65
	Guess? Inc.	2,849	63
*	Universal Technical Institute Inc.	5,054	59
	Sinclair Inc.	4,507	57
*,1	Torrid Holdings Inc.	10,755	41
	Gray Television Inc.	4,740	37
*	Envela Corp.	6,581	29
*	Lindblad Expeditions Holdings Inc.	2,784	22
*	ThredUP Inc. Class A	11,473	22
*	SES AI Corp.	9,826	21
*	Boston Omaha Corp. Class A	1,342	19
	Rocky Brands Inc.	503	15
*	Loop Media Inc.	31,587	14
	Clarus Corp.	1,955	11
	Escalade Inc.	548	10
*	Qurate Retail Inc. Class B	848	6
*	Duluth Holdings Inc. Class B	714	4
*	2U Inc.	3,680	4
*	Rent the Runway Inc. Class A	2,957	2
			123,761
Consumer Staples (3.6%)
*	Sprouts Farmers Market Inc.	90,622	3,904
*	Simply Good Foods Co.	79,414	3,076
	Coca-Cola Consolidated Inc.	4,178	3,069
	WD-40 Co.	11,880	2,873
	Lancaster Colony Corp.	17,087	2,835
	J & J Snack Foods Corp.	13,173	2,168
	Energizer Holdings Inc.	62,692	1,933
*	BellRing Brands Inc.	31,332	1,657
	Cal-Maine Foods Inc.	31,299	1,500
	MGP Ingredients Inc.	13,872	1,185
*	National Beverage Corp.	20,734	986

		Shares	Market Value ($000)
*	Sovos Brands Inc.	44,586	977
	Utz Brands Inc.	62,960	832
*	Chefs' Warehouse Inc.	30,791	828
*	Herbalife Ltd.	63,366	816
	John B Sanfilippo & Son Inc.	7,836	721
*	Vita Coco Co. Inc.	24,989	701
	Medifast Inc.	9,391	623
*	USANA Health Sciences Inc.	9,945	470
	Dole plc	35,422	408
*,1	Beyond Meat Inc.	51,813	378
*	SunOpta Inc.	75,077	371
*	Vital Farms Inc.	26,574	354
	Turning Point Brands Inc.	15,035	343
	Calavo Growers Inc.	15,060	327
	Primo Water Corp.	19,193	276
	Vector Group Ltd.	21,820	234
*,1	Westrock Coffee Co.	25,065	231
*	TreeHouse Foods Inc.	5,506	224
*	Beauty Health Co.	70,686	181
*,1	Brookfield Realty Capital Corp. Class A	30,402	129
*	Duckhorn Portfolio Inc.	7,373	76
	Oil-Dri Corp. of America	1,107	63
*	Mission Produce Inc.	5,932	50
*	Zevia PBC Class A	12,379	27
	J M Smucker Co.	1	—
			34,826
Energy (5.5%)
*	Weatherford International plc	62,299	5,650
	ChampionX Corp.	174,111	5,105
	Noble Corp. plc	80,278	3,704
*	Valaris Ltd.	53,704	3,684
	Magnolia Oil & Gas Corp. Class A	150,149	3,228
*	Kosmos Energy Ltd.	399,361	2,712
*	Tidewater Inc.	41,559	2,497
	Cactus Inc. Class A	56,541	2,402
	Northern Oil and Gas Inc.	63,117	2,362
*	Shoals Technologies Group Inc. Class A	150,003	2,077
*	Array Technologies Inc.	132,504	2,050
*	Oceaneering International Inc.	87,904	1,816
*	NEXTracker Inc. Class A	43,397	1,764
*	Borr Drilling Ltd.	192,227	1,211
	Equitrans Midstream Corp.	110,847	1,040
	Matador Resources Co.	17,548	1,016
*	Fluence Energy Inc.	34,418	863
*	Ameresco Inc. Class A	28,124	843
	CVR Energy Inc.	23,675	752
	Sitio Royalties Corp. Class A	31,130	686
*	Par Pacific Holdings Inc.	18,560	636
*	Nabors Industries Ltd. (XNYS)	7,227	627
*	Montauk Renewables Inc.	58,249	538
*	TETRA Technologies Inc.	109,527	517
	Permian resources Corp.	37,931	498
*	Expro Group Holdings NV	28,910	449
*,1	SunPower Corp.	76,298	317
	Archrock Inc.	21,640	313
	W&T Offshore Inc.	86,442	289
*	MRC Global Inc.	24,813	257
	Core Laboratories Inc.	13,245	235

		Shares	Market Value ($000)
*	Green Plains Inc.	8,979	223
	Alpha Metallurgical Resources Inc.	756	212
	Patterson-UTI Energy Inc.	17,770	208
	Riley Exploration Permian Inc.	7,809	193
	Liberty Energy Inc.	8,729	173
*	REX American Resources Corp.	3,423	168
	Evolution Petroleum Corp.	27,169	161
	Crescent Energy Co. Class A	12,932	147
[1]	HighPeak Energy Inc.	8,948	138
*	NextDecade Corp.	26,381	132
	Golar LNG Ltd.	5,598	120
*	Empire Petroleum Corp.	10,932	99
*	DMC Global Inc.	5,391	86
	Kodiak Gas Services Inc.	4,379	77
*	TPI Composites Inc.	35,956	76
*	Maxeon Solar Technologies Ltd.	17,207	71
	Kinetik Holdings Inc.	1,613	59
*	SilverBow Resources Inc.	1,625	52
	VAALCO Energy Inc.	10,260	48
*	ProFrac Holding Corp. Class A	5,308	43
	Atlas Energy Solutions Inc.	2,431	41
*	EVgo Inc.	12,889	40
*	FTC Solar Inc.	55,410	36
*	Enviva Inc.	27,532	34
	Solaris Oilfield Infrastructure Inc. Class A	2,086	18
*	Tellurian Inc.	26,750	16
*	KLX Energy Services Holdings Inc.	1,164	11
			52,820
Financials (5.1%)
	Selective Insurance Group Inc.	52,683	5,357
	FirstCash Holdings Inc.	32,958	3,691
	First Financial Bankshares Inc.	114,077	2,995
	Piper Sandler Cos.	12,540	1,940
	PJT Partners Inc. Class A	20,759	1,870
	Hamilton Lane Inc. Class A	18,904	1,850
*	Bancorp Inc.	46,251	1,804
*,1	Marathon Digital Holdings Inc.	149,644	1,791
*,1	Upstart Holdings Inc.	63,042	1,687
	Moelis & Co. Class A	34,371	1,631
	Artisan Partners Asset Management Inc. Class A	38,896	1,464
*	Goosehead Insurance Inc. Class A	18,854	1,382
	Cohen & Steers Inc.	22,756	1,331
*	Riot Platforms Inc.	104,149	1,307
*	Palomar Holdings Inc.	21,327	1,248
	StepStone Group Inc. Class A	47,203	1,209
*	BRP Group Inc. Class A	52,674	921
	Stock Yards Bancorp Inc.	20,802	918
*,1	Trupanion Inc.	34,615	890
	BGC Group Inc. Class A	131,122	852
	WisdomTree Inc.	120,675	786
	ServisFirst Bancshares Inc.	15,067	771
	Victory Capital Holdings Inc. Class A	21,466	690
	Patria Investments Ltd. Class A	47,586	674
*	Open Lending Corp. Class A	80,184	512
*	Assetmark Financial Holdings Inc.	19,241	493
	HCI Group Inc.	5,626	477
	Perella Weinberg Partners	36,776	431
	Brookfield Business Corp. Class A	22,822	415

		Shares	Market Value ($000)
	AMERISAFE Inc.	8,519	410
	Diamond Hill Investment Group Inc.	2,487	399
	Pathward Financial Inc.	7,836	389
	P10 Inc. Class A	37,493	382
*	Coastal Financial Corp.	9,423	368
	Westamerica BanCorp	6,892	350
[1]	B Riley Financial Inc.	16,257	299
	GCM Grosvenor Inc. Class A	32,063	259
	Esquire Financial Holdings Inc.	5,271	245
	BancFirst Corp.	2,688	233
*	Axos Financial Inc.	5,922	227
	Federal Agricultural Mortgage Corp. Class C	1,333	221
	First BanCorp (XNYS)	13,380	201
	Brightsphere Investment Group Inc.	11,214	196
*	Skyward Specialty Insurance Group Inc.	5,834	191
*	Columbia Financial Inc.	10,751	177
*	NMI Holdings Inc. Class A	5,693	157
*	StoneX Group Inc.	2,530	155
	Virtus Investment Partners Inc.	772	151
	Crawford & Co. Class A	12,564	140
*	AlTi Global Inc.	18,205	138
	Silvercrest Asset Management Group Inc. Class A	8,494	132
*	Lemonade Inc.	7,401	131
	NBT Bancorp Inc.	3,478	124
	PennyMac Financial Services Inc.	1,422	111
	Five Star Bancorp	4,709	108
	City Holding Co.	1,114	107
	Capital City Bank Group Inc.	3,960	106
	Tiptree Inc.	5,695	106
*	Oscar Health Inc. Class A	10,414	89
	Bank of NT Butterfield & Son Ltd.	3,151	87
*	SiriusPoint Ltd.	7,961	85
	Universal Insurance Holdings Inc.	4,887	83
	Greene County Bancorp Inc.	3,168	80
	Lakeland Financial Corp.	1,401	78
	HomeTrust Bancshares Inc.	2,991	69
*	Kingsway Financial Services Inc.	9,201	67
*	eHealth Inc.	8,265	61
	Stellar Bancorp Inc.	2,159	52
*	LendingTree Inc.	2,189	39
*	Fidelis Insurance Holdings Ltd.	3,236	39
	F&G Annuities & Life Inc.	917	37
	Citizens Financial Services Inc.	621	35
	FS Bancorp Inc.	1,123	34
*	Metropolitan Bank Holding Corp.	828	32
*	World Acceptance Corp.	269	30
	Value Line Inc.	708	30
	Investors Title Co.	183	28
	Plumas Bancorp	617	21
	Regional Management Corp.	915	20
	Burke & Herbert Financial Services Corp.	421	20
	BayCom Corp.	878	18
	MVB Financial Corp.	691	14
*	Third Coast Bancshares Inc.	751	13
	Bank7 Corp.	178	4
*	OppFi Inc.	693	2
			48,767

		Shares	Market Value ($000)
Health Care (20.7%)
	Ensign Group Inc.	47,714	5,109
*	Intra-Cellular Therapies Inc.	81,919	5,027
*	HealthEquity Inc.	73,522	4,927
*	Option Care Health Inc.	148,813	4,427
*	Halozyme Therapeutics Inc.	113,532	4,383
*	Lantheus Holdings Inc.	59,504	4,262
*	Vaxcyte Inc.	81,998	4,245
*	Blueprint Medicines Corp.	53,163	3,702
*	ImmunoGen Inc.	121,951	3,579
*	Merit Medical Systems Inc.	49,746	3,560
*	Haemonetics Corp.	43,873	3,548
*	Alkermes plc	145,051	3,502
*	Insmed Inc.	115,232	2,883
	CONMED Corp.	26,827	2,878
*	Amicus Therapeutics Inc.	245,117	2,701
*	Evolent Health Inc. Class A	96,326	2,678
*	Glaukos Corp.	40,994	2,619
*	Inari Medical Inc.	43,508	2,597
*	Cytokinetics Inc.	75,225	2,519
*	Guardant Health Inc.	98,767	2,486
*	Madrigal Pharmaceuticals Inc.	11,904	2,420
*	Axonics Inc.	42,900	2,402
*	Progyny Inc.	68,700	2,361
*	ACADIA Pharmaceuticals Inc.	105,928	2,360
*	iRhythm Technologies Inc.	26,835	2,288
*	TransMedics Group Inc.	27,740	2,099
*	Axsome Therapeutics Inc.	30,755	2,074
*	REVOLUTION Medicines Inc.	88,679	2,069
	Select Medical Holdings Corp.	90,964	2,056
*	Bridgebio Pharma Inc.	69,687	2,001
*	Privia Health Group Inc.	96,789	2,000
*	Krystal Biotech Inc.	18,891	1,969
*	Denali Therapeutics Inc.	103,275	1,913
*	Arrowhead Pharmaceuticals Inc.	88,453	1,875
*	Amphastar Pharmaceuticals Inc.	33,215	1,871
*	Immunovant Inc.	47,163	1,845
*	Corcept Therapeutics Inc.	70,157	1,787
*	Surgery Partners Inc.	53,625	1,756
*	Arcellx Inc.	33,176	1,743
*	RadNet Inc.	52,069	1,730
*	Cymabay Therapeutics Inc.	85,745	1,640
*	Inmode Ltd.	67,759	1,609
*	CorVel Corp.	7,628	1,593
*	SpringWorks Therapeutics Inc.	50,930	1,548
*	Beam Therapeutics Inc.	55,116	1,548
*	TG Therapeutics Inc.	119,963	1,537
*	Rhythm Pharmaceuticals Inc.	44,906	1,501
*	Vericel Corp.	41,628	1,479
*	Cerevel Therapeutics Holdings Inc.	54,089	1,403
*	Nuvalent Inc. Class A	20,964	1,370
*	STAAR Surgical Co.	42,519	1,333
*	Dynavax Technologies Corp.	95,173	1,304
*	Catalyst Pharmaceuticals Inc.	87,781	1,267
*	Apollo Medical Holdings Inc.	37,464	1,245
*	Prothena Corp. plc	36,234	1,181
*	Supernus Pharmaceuticals Inc.	42,965	1,171
*	PROCEPT BioRobotics Corp.	31,555	1,170

		Shares	Market Value ($000)
*	PTC Therapeutics Inc.	49,967	1,150
	US Physical Therapy Inc.	12,799	1,088
*	Pacira BioSciences Inc.	39,823	1,086
*	AtriCure Inc.	29,333	1,041
*	UFP Technologies Inc.	6,201	1,032
*	Viking Therapeutics Inc.	84,041	1,027
*	Pacific Biosciences of California Inc.	120,809	1,024
*	Aurinia Pharmaceuticals Inc.	118,372	1,023
*	Rocket Pharmaceuticals Inc.	43,351	1,011
*	Ideaya Biosciences Inc.	30,556	961
*	Hims & Hers Health Inc.	106,892	950
	LeMaitre Vascular Inc.	17,273	910
*	Arvinas Inc.	40,688	894
*	Sage Therapeutics Inc.	43,280	847
*	Harmony Biosciences Holdings Inc.	28,837	838
*	Syndax Pharmaceuticals Inc.	47,949	798
*	Collegium Pharmaceutical Inc.	30,306	777
*	Warby Parker Inc. Class A	74,118	772
*	Akero Therapeutics Inc.	44,863	751
*	Cytek Biosciences Inc.	105,975	735
*	BioCryst Pharmaceuticals Inc.	124,848	734
*,1	Cassava Sciences Inc.	34,764	724
*	RxSight Inc.	23,695	715
*	Phreesia Inc.	45,108	695
*	Mirum Pharmaceuticals Inc.	21,613	693
*	Kymera Therapeutics Inc.	33,204	689
*	Pliant Therapeutics Inc.	49,372	686
*	MannKind Corp.	182,696	661
*	Omnicell Inc.	19,463	649
*	Geron Corp. (XNGS)	328,932	635
*	Morphic Holding Inc.	26,669	632
*	Amylyx Pharmaceuticals Inc.	44,388	629
*	Healthcare Services Group Inc.	61,765	600
*	Keros Therapeutics Inc.	19,658	596
*	Day One Biopharmaceuticals Inc.	49,971	579
*	SI-BONE Inc.	30,410	577
*	Zentalis Pharmaceuticals Inc.	50,889	573
*	Protagonist Therapeutics Inc.	31,339	571
*	Addus HomeCare Corp.	6,463	564
*	Alignment Healthcare Inc.	74,385	558
*	Ardelyx Inc.	121,907	550
	National Research Corp.	12,556	520
*	Xencor Inc.	27,555	505
*	Revance Therapeutics Inc.	72,898	494
*	Accolade Inc.	55,913	488
*	Ironwood Pharmaceuticals Inc.	49,109	486
*	Viridian Therapeutics Inc.	29,004	486
*	ANI Pharmaceuticals Inc.	9,707	484
*	Anavex Life Sciences Corp.	62,188	448
*	89bio Inc.	54,009	434
*	Cabaletta Bio Inc.	26,794	430
*	Paragon 28 Inc.	38,395	424
*	ModivCare Inc.	11,118	420
*	Inhibrx Inc.	19,862	413
	Patterson Cos. Inc.	16,158	411
*	Disc Medicine Inc.	7,218	398
*	Surmodics Inc.	12,042	395
*	DocGo Inc.	67,725	383

		Shares	Market Value ($000)
*	OrthoPediatrics Corp.	12,249	378
	Atrion Corp.	1,200	370
*	Travere Therapeutics Inc.	58,883	370
*	AdaptHealth Corp.	43,168	366
*	ADMA Biologics Inc.	97,295	360
*	Pulmonx Corp.	31,881	348
*	PetIQ Inc.	19,939	347
*	Treace Medical Concepts Inc.	39,445	346
*	Evolus Inc.	36,409	345
*	LifeStance Health Group Inc.	50,221	345
*	BioLife Solutions Inc.	27,647	342
*,1	Novavax Inc.	62,025	341
*	Pennant Group Inc.	24,834	341
*	Alphatec Holdings Inc.	28,684	340
*	Intellia Therapeutics Inc.	11,071	328
*	Adaptive Biotechnologies Corp.	72,516	318
*	Celldex Therapeutics Inc.	10,541	318
*	Silk Road Medical Inc.	33,360	311
*	Alector Inc.	55,705	302
*,1	ImmunityBio Inc.	82,147	302
*	Marinus Pharmaceuticals Inc.	44,604	300
*	Crinetics Pharmaceuticals Inc.	9,384	298
*	Cogent Biosciences Inc.	38,058	292
*	Rapt Therapeutics Inc.	19,559	284
	iRadimed Corp.	6,444	283
*	Avid Bioservices Inc.	54,111	275
*	Tactile Systems Technology Inc.	20,510	273
*	Biomea Fusion Inc.	17,539	264
*,1	Prime Medicine Inc.	34,712	252
*	Cerus Corp.	153,889	248
	Utah Medical Products Inc.	2,846	240
*	Avita Medical Inc.	22,173	236
*	Harrow Inc.	25,405	234
*	Axogen Inc.	35,337	231
*	Viemed Healthcare Inc.	29,594	230
*	Alpine Immune Sciences Inc.	14,706	228
*	Outset Medical Inc.	42,788	224
	SIGA Technologies Inc.	40,074	218
	HealthStream Inc.	8,672	217
*	Xeris Biopharma Holdings Inc.	115,169	214
*	Arcus Biosciences Inc.	14,015	211
*	Liquidia Corp.	29,159	209
*	Voyager Therapeutics Inc.	28,048	204
*,1	Summit Therapeutics Inc. (XNMS)	100,347	204
*	Deciphera Pharmaceuticals Inc.	16,123	203
*	Accuray Inc.	76,516	200
*	Vera Therapeutics Inc.	14,403	195
*	AnaptysBio Inc.	13,493	191
*	Health Catalyst Inc.	26,651	191
*,1	UroGen Pharma Ltd.	14,112	186
*	Agiliti Inc.	22,734	183
*	Nevro Corp.	10,466	181
*	NeoGenomics Inc.	9,728	177
*	CVRx Inc.	8,438	173
*	Ocular Therapeutix Inc.	68,843	171
*	Semler Scientific Inc.	4,340	167
*	Castle Biosciences Inc.	8,308	166
*	Quipt Home Medical Corp.	34,857	164

		Shares	Market Value ($000)
*	Zynex Inc.	17,418	160
*	InfuSystem Holdings Inc.	15,717	158
*	Coherus Biosciences Inc.	72,448	154
*	Aerovate Therapeutics Inc.	9,827	154
*	Apogee Therapeutics Inc.	7,872	154
*	Harvard Bioscience Inc.	35,030	149
*	Rigel Pharmaceuticals Inc.	123,769	141
*	scPharmaceuticals Inc.	25,657	140
*	OptimizeRx Corp.	14,667	139
*	Arbutus Biopharma Corp.	67,107	138
*	CorMedix Inc.	41,817	136
*	LivaNova plc	2,990	134
*	MacroGenics Inc.	15,988	131
*,1	PDS Biotechnology Corp.	24,724	130
*	Ligand Pharmaceuticals Inc.	2,178	127
*	Humacyte Inc.	45,921	122
*	Dyne Therapeutics Inc.	10,866	120
*	Quanterix Corp.	4,978	119
*	Merrimack Pharmaceuticals Inc.	9,266	117
*	Aldeyra Therapeutics Inc.	41,112	114
*	Terns Pharmaceuticals Inc.	25,145	112
*	Joint Corp.	12,613	111
*	MeiraGTx Holdings plc	21,310	111
*	ClearPoint Neuro Inc.	19,063	110
*	Lineage Cell Therapeutics Inc.	110,548	109
*	Sanara Medtech Inc.	3,354	109
*	Heron Therapeutics Inc.	85,074	105
*,1	Invitae Corp.	202,322	103
*	Actinium Pharmaceuticals Inc.	22,323	102
*	Innovage Holding Corp.	16,808	99
	Embecta Corp.	5,352	98
*	Immuneering Corp. Class A	14,590	96
*	Mersana Therapeutics Inc.	56,882	94
*	Y-mAbs Therapeutics Inc.	14,912	93
*	Astria Therapeutics Inc.	20,055	93
*	Artivion Inc.	5,174	92
*	Ventyx Biosciences Inc.	41,150	89
*	Acelyrin Inc.	13,174	89
*	Arcutis Biotherapeutics Inc.	45,365	83
*	Akoya Biosciences Inc.	19,019	83
*	Orchestra BioMed Holdings Inc.	13,012	81
*	Optinose Inc.	63,061	79
*	EyePoint Pharmaceuticals Inc.	12,667	79
*	Karyopharm Therapeutics Inc.	100,053	77
*	Foghorn Therapeutics Inc.	18,226	77
*	Tela Bio Inc.	14,492	76
*	Cue Biopharma Inc.	30,110	75
*	Innoviva Inc.	5,152	71
*,1	Bioxcel Therapeutics Inc.	17,872	68
*	KORU Medical Systems Inc.	30,278	68
*	Verrica Pharmaceuticals Inc.	18,077	67
*,1	Outlook Therapeutics Inc.	138,080	66
*	Sight Sciences Inc.	19,386	66
*	Seres Therapeutics Inc.	57,712	60
*	HilleVax Inc.	4,359	60
*	Nuvectis Pharma Inc.	6,576	56
*	Aclaris Therapeutics Inc.	60,734	53
*	Mural Oncology plc	14,644	53

		Shares	Market Value ($000)
*	Tyra Biosciences Inc.	4,349	51
	Phibro Animal Health Corp. Class A	5,069	49
*	Omega Therapeutics Inc.	21,221	49
*,1	AirSculpt Technologies Inc.	9,824	49
*	Genelux Corp.	4,146	49
*	Phathom Pharmaceuticals Inc.	6,811	48
*	Reneo Pharmaceuticals Inc.	7,645	48
*	Omeros Corp.	21,506	47
*	P3 Health Partners Inc.	36,662	44
*	X4 Pharmaceuticals Inc.	53,596	42
*	Arcturus Therapeutics Holdings Inc.	1,757	42
*	Eyenovia Inc.	27,748	39
*	Lexicon Pharmaceuticals Inc.	36,017	38
*	4D Molecular Therapeutics Inc.	2,898	37
	Agenus Inc.	45,982	36
*	Selecta Biosciences Inc.	25,990	35
*	Vir Biotechnology Inc.	3,696	35
*	Fennec Pharmaceuticals Inc.	4,014	35
*	Beyond Air Inc.	21,189	33
*,1	Pulse Biosciences Inc.	3,580	32
*	Vaxxinity Inc. Class A	36,896	31
*,1	Nano-X Imaging Ltd.	4,297	29
*	Biote Corp. Class A	5,582	28
*	Aveanna Healthcare Holdings Inc.	9,974	27
*	MaxCyte Inc.	5,246	25
*	Sana Biotechnology Inc.	6,085	25
*	ARS Pharmaceuticals Inc.	4,642	22
*	Savara Inc.	5,347	21
*	Mineralys Therapeutics Inc.	3,091	21
*	Enanta Pharmaceuticals Inc.	2,149	20
*,1	NanoString Technologies Inc.	38,028	19
*	Codexis Inc.	7,667	18
*	Organogenesis Holdings Inc.	7,112	18
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	Longboard Pharmaceuticals Inc.	4,652	17
*	ProKidney Corp.	9,958	17
*	Cargo Therapeutics Inc.	1,159	17
*	Bright Green Corp.	52,215	14
*	Sharecare Inc.	13,606	13
*	Compass Therapeutics Inc.	7,975	13
*	PepGen Inc.	2,416	12
*	Scilex Holding Co. (XNCM)	8,622	11
*	RayzeBio Inc.	450	11
*	Citius Pharmaceuticals Inc.	11,547	9
*,1	Janux Therapeutics Inc.	939	8
*	Vicarious Surgical Inc.	28,620	8
*	Sagimet Biosciences Inc. Class A	2,054	8
*	Atara Biotherapeutics Inc.	9,207	6
*,1	BioVie Inc.	2,916	5
*	Turnstone Biologics Corp.	2,474	5
*	Rain Oncology Inc.	3,627	4
*	Cutera Inc.	1,788	3
*	Neumora Therapeutics Inc.	244	3
*,1	Cano Health Inc.	151	1
*,1,2	Synergy Pharmaceuticals LLC	124,654	—
*,2	Prevail Therapeutics CVR	58	—
*,2	OmniAb Inc. 12.5 Earnout	532	—

		Shares	Market Value ($000)
*,2	OmniAb Inc. 15 Earnout	532	—
			198,324
Industrials (23.0%)
	Simpson Manufacturing Co. Inc.	37,559	6,271
	Comfort Systems USA Inc.	30,971	5,995
	Applied Industrial Technologies Inc.	33,767	5,405
*	ATI Inc.	112,844	4,959
	Watts Water Technologies Inc. Class A	23,935	4,608
	Maximus Inc.	53,229	4,444
*	Fluor Corp.	116,164	4,418
*	Atkore Inc.	33,818	4,393
*	ExlService Holdings Inc.	141,473	4,014
*	TriNet Group Inc.	32,953	3,820
	Badger Meter Inc.	25,740	3,793
*	API Group Corp.	123,011	3,733
	AAON Inc.	59,277	3,711
	Insperity Inc.	31,892	3,628
	Federal Signal Corp.	52,437	3,615
	Franklin Electric Co. Inc.	40,414	3,597
	FTAI Aviation Ltd.	87,105	3,590
	Exponent Inc.	44,311	3,410
	HB Fuller Co.	42,238	3,197
	Brink's Co.	40,384	3,186
*	AeroVironment Inc.	22,757	3,132
	Installed Building Products Inc.	20,746	3,122
	Herc Holdings Inc.	24,736	3,059
*	Chart Industries Inc.	23,091	3,003
	EnerSys	33,608	2,974
	John Bean Technologies Corp.	27,865	2,878
*	SPX Technologies Inc.	31,864	2,718
	Kadant Inc.	10,229	2,666
*	Dycom Industries Inc.	25,073	2,604
*	Remitly Global Inc.	114,341	2,463
*	Verra Mobility Corp.	122,156	2,453
*	Bloom Energy Corp. Class A	168,514	2,433
*	CBIZ Inc.	41,944	2,428
*	StoneCo. Ltd. Class A	154,569	2,411
	CSW Industrials Inc.	13,485	2,391
*	AMN Healthcare Services Inc.	34,793	2,359
	Hillenbrand Inc.	60,440	2,341
	ICF International Inc.	16,383	2,293
	McGrath RentCorp.	21,603	2,197
*	ACI Worldwide Inc.	81,905	2,190
	EVERTEC Inc.	57,170	2,114
	Albany International Corp. Class A	23,898	2,051
*	Flywire Corp.	84,033	1,958
*	RXO Inc.	88,156	1,848
	Mueller Water Products Inc. Class A	135,794	1,805
*	MYR Group Inc.	14,378	1,789
*	Huron Consulting Group Inc.	16,654	1,735
*	Masonite International Corp.	19,445	1,728
*	OSI Systems Inc.	13,870	1,710
*	O-I Glass Inc.	115,838	1,710
	Terex Corp.	34,101	1,688
	Alamo Group Inc.	8,830	1,622
*	PGT Innovations Inc.	49,634	1,598
	Belden Inc.	23,028	1,530
*	Construction Partners Inc. Class A	35,138	1,474

		Shares	Market Value ($000)
	Otter Tail Corp.	19,145	1,461
*	Sterling Infrastructure Inc.	22,916	1,455
	Forward Air Corp.	22,879	1,453
*	Modine Manufacturing Co.	28,814	1,418
	ESCO Technologies Inc.	12,949	1,359
	Enerpac Tool Group Corp.	49,286	1,346
*,1	Enovix Corp.	119,733	1,325
*	AvidXchange Holdings Inc.	119,553	1,276
	H&E Equipment Services Inc.	28,132	1,247
*	Payoneer Global Inc.	231,744	1,200
	Kforce Inc.	16,949	1,181
	Lindsay Corp.	9,666	1,153
	Standex International Corp.	8,358	1,118
*	Leonardo DRS Inc.	60,059	1,107
	Helios Technologies Inc.	28,659	1,100
*	Rocket Lab USA Inc.	243,794	1,068
	Griffon Corp.	22,925	1,067
*	PagSeguro Digital Ltd. Class A	105,777	1,066
*	NV5 Global Inc.	10,810	1,052
*	Legalzoom.com Inc.	91,084	1,050
*	Gibraltar Industries Inc.	15,033	1,010
*	ASGN Inc.	11,141	994
	ArcBest Corp.	8,319	992
*	Energy Recovery Inc.	48,713	928
*	Donnelley Financial Solutions Inc.	15,434	911
	Wabash National Corp.	41,511	910
*	SP Plus Corp.	17,116	875
	Napco Security Technologies Inc.	27,602	845
*	ZipRecruiter Inc. Class A	59,959	804
*	Janus International Group Inc.	74,296	784
*	GMS Inc.	11,353	768
	Marten Transport Ltd.	40,646	766
*	Montrose Environmental Group Inc.	24,400	763
	Zurn Elkay Water Solutions Corp.	25,785	759
	Tennant Co.	8,540	731
*	Vicor Corp.	19,394	709
	Moog Inc. Class A	5,013	702
	Dorian LPG Ltd.	16,508	699
*	Transcat Inc.	6,453	632
*	Cimpress plc	8,829	622
	Pitney Bowes Inc.	153,444	620
*	International Money Express Inc.	28,793	600
	Barrett Business Services Inc.	5,412	595
	Myers Industries Inc.	31,982	564
	CRA International Inc.	5,942	563
	Cadre Holdings Inc.	16,988	547
	Douglas Dynamics Inc.	19,720	539
	Flex LNG Ltd.	17,566	510
*	IES Holdings Inc.	7,157	501
*	Joby Aviation Inc.	81,370	485
	Hyster-Yale Materials Handling Inc.	9,493	453
	Cass Information Systems Inc.	10,515	435
*	CryoPort Inc.	30,143	423
*	I3 Verticals Inc. Class A	19,823	399
*	Beacon Roofing Supply Inc.	4,895	393
*	Franklin Covey Co.	10,113	393
	Mesa Laboratories Inc.	4,496	384
	United States Lime & Minerals Inc.	1,798	381

		Shares	Market Value ($000)
*	Marqeta Inc. Class A	56,378	358
	Shyft Group Inc.	29,985	332
	Apogee Enterprises Inc.	7,341	331
	Trinity Industries Inc.	12,865	321
	Werner Enterprises Inc.	8,030	321
	TTEC Holdings Inc.	16,916	317
*	Target Hospitality Corp.	27,175	296
	Allient Inc.	11,245	293
*	Custom Truck One Source Inc.	49,303	286
*	Bowman Consulting Group Ltd.	9,224	284
*	Virgin Galactic Holdings Inc.	123,121	275
*	Itron Inc.	3,823	258
*	Forrester Research Inc.	10,183	246
	Granite Construction Inc.	5,293	243
*	Cantaloupe Inc.	34,212	242
	LSI Industries Inc.	17,506	229
	GATX Corp.	1,937	211
*,1	Atmus Filtration Technologies Inc.	8,767	192
	Patrick Industries Inc.	2,274	187
*	SoundThinking Inc.	8,391	187
*	Distribution Solutions Group Inc.	7,103	181
*	Luna Innovations Inc.	27,786	177
*	Global Business Travel Group I	28,009	174
*	IBEX Holdings Ltd.	9,466	168
*	Daseke Inc.	34,920	153
	Gorman-Rupp Co.	4,461	141
*	Performant Financial Corp.	44,438	133
	Preformed Line Products Co.	1,011	126
*,1	Eve Holding Inc.	16,037	113
	Karat Packaging Inc.	5,077	110
*	Thermon Group Holdings Inc.	3,347	101
*	Concrete Pumping Holdings Inc.	13,405	100
*	Cross Country Healthcare Inc.	4,905	99
*,1	Eos Energy Enterprises Inc.	85,726	94
	Primoris Services Corp.	3,048	93
*,1	PureCycle Technologies Inc.	22,750	92
	EVI Industries Inc.	3,524	91
*	SKYX Platforms Corp.	55,281	86
*	Iteris Inc.	20,018	85
*	Hudson Technologies Inc.	6,163	76
*,1	Velo3D Inc.	77,429	75
*	Evolv Technologies Holdings Inc.	18,359	73
	Information Services Group Inc.	16,480	69
	Hirequest Inc.	4,642	69
	First Advantage Corp.	4,320	67
*	American Woodmark Corp.	915	66
*	Paysign Inc.	28,259	66
*	CPI Card Group Inc.	3,685	66
*	CompoSecure Inc.	12,480	62
*	374Water Inc.	53,821	62
*	Limbach Holdings Inc.	1,482	56
*	Priority Technology Holdings Inc.	16,129	48
*	FARO Technologies Inc.	1,358	25
*,1	Ispire Technology Inc.	2,367	25
	Miller Industries Inc.	586	23
*	Sterling Check Corp.	1,847	23
*	Blue Bird Corp.	1,141	22
*	Commercial Vehicle Group Inc.	3,157	21

		Shares	Market Value ($000)
*	Amprius Technologies Inc.	4,658	19
*	Redwire Corp.	7,100	18
*	Dragonfly Energy Holdings Corp.	23,973	14
*	PAM Transportation Services Inc.	690	13
*	Mayville Engineering Co. Inc.	898	11
*	INNOVATE Corp.	9,052	10
*	Core Molding Technologies Inc.	499	9
*	Himalaya Shipping Ltd.	1,293	8
*	Babcock & Wilcox Enterprises Inc.	4,735	7
*	Atlanticus Holdings Corp.	219	7
*,1	Terran Orbital Corp.	4,392	4
*	Workhorse Group Inc.	7,488	3
			220,596
Other (0.0%)
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	—
			2
Real Estate (1.7%)
	Ryman Hospitality Properties Inc.	50,557	5,073
	St. Joe Co.	30,141	1,550
	Tanger Factory Outlet Centers Inc.	41,854	1,045
	DigitalBridge Group Inc.	44,758	773
	eXp World Holdings Inc.	62,375	755
	Outfront Media Inc.	60,291	737
*	Redfin Corp.	93,020	648
	Phillips Edison & Co. Inc.	17,561	619
*	Compass Inc. Class A	223,917	497
	Universal Health Realty Income Trust	11,233	448
	CBL & Associates Properties Inc.	17,753	417
	Community Healthcare Trust Inc.	14,901	404
	Essential Properties Realty Trust Inc.	14,919	354
	Alexander's Inc.	1,873	345
	Saul Centers Inc.	9,347	345
	Marcus & Millichap Inc.	7,931	273
	RMR Group Inc. Class A	9,359	223
	National Health Investors Inc.	3,554	193
	Four Corners Property Trust Inc.	8,359	192
	CareTrust REIT Inc.	8,038	186
	NexPoint Residential Trust Inc.	5,921	180
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,835	166
	UMH Properties Inc.	8,549	121
*	Maui Land & Pineapple Co. Inc.	6,161	92
	Gladstone Commercial Corp.	6,123	77
*	Opendoor Technologies Inc.	25,045	75
*	Anywhere Real Estate Inc.	8,753	47
	Clipper Realty Inc.	9,060	46
			15,881
Technology (20.4%)
*	Super Micro Computer Inc.	40,579	11,097
*	Rambus Inc.	95,404	6,456
*	Qualys Inc.	32,547	6,016
*	SPS Commerce Inc.	32,112	5,532
*	Fabrinet	32,205	5,214
*	Onto Innovation Inc.	36,722	5,178
*	MicroStrategy Inc. Class A	9,669	4,818
*	Novanta Inc.	31,328	4,525
*	Tenable Holdings Inc.	99,891	4,135

		Shares	Market Value ($000)
*	Workiva Inc.	42,789	4,115
*	MACOM Technology Solutions Holdings Inc.	47,568	3,995
*	Varonis Systems Inc.	95,104	3,984
*	Insight Enterprises Inc.	25,122	3,804
	Power Integrations Inc.	49,708	3,798
*	Axcelis Technologies Inc.	28,519	3,544
*	Altair Engineering Inc. Class A	47,001	3,406
*	Box Inc. Class A	123,344	3,228
*	Appfolio Inc. Class A	16,801	3,180
	Advanced Energy Industries Inc.	32,917	3,129
*	Silicon Laboratories Inc.	27,786	2,928
*	Blackbaud Inc.	38,109	2,867
*	Blackline Inc.	49,325	2,853
*	Rapid7 Inc.	52,488	2,842
*	Freshworks Inc. Class A	141,732	2,838
*	CommVault Systems Inc.	36,354	2,675
*	Yelp Inc.	58,895	2,574
*	FormFactor Inc.	67,500	2,537
*	Braze Inc. Class A	45,838	2,518
*	Sprout Social Inc. Class A	41,791	2,378
*	Alarm.com Holdings Inc.	41,916	2,284
*	Plexus Corp.	21,257	2,166
*	Diodes Inc.	31,026	2,061
	Progress Software Corp.	38,080	2,051
*	Perficient Inc.	30,030	1,858
*	Cargurus Inc.	85,563	1,850
*	Q2 Holdings Inc.	49,811	1,769
	Kulicke & Soffa Industries Inc.	34,094	1,757
*	PagerDuty Inc.	77,621	1,692
*	Impinj Inc.	20,108	1,681
*	Envestnet Inc.	43,831	1,667
*	Sitime Corp.	15,027	1,662
*	DigitalOcean Holdings Inc.	55,471	1,643
	Clear Secure Inc. Class A	72,918	1,555
*	Credo Technology Group Holding Ltd.	85,348	1,529
*	Upwork Inc.	108,247	1,525
*	Agilysys Inc.	17,531	1,509
*	Schrodinger Inc.	47,650	1,481
*	Asana Inc. Class A	69,506	1,460
*	Fastly Inc. Class A	86,714	1,440
*	Rogers Corp.	11,106	1,437
*	Sprinklr Inc. Class A	90,192	1,414
	CSG Systems International Inc.	27,666	1,361
*	Appian Corp. Class A	35,888	1,301
*	Verint Systems Inc.	50,711	1,246
*	MaxLinear Inc.	65,246	1,222
*	Ambarella Inc.	20,303	1,192
*,1	C3.ai Inc. Class A	40,323	1,174
*	AvePoint Inc.	134,078	1,098
	CTS Corp.	27,441	1,063
*	Zuora Inc. Class A	113,482	1,035
*	Parsons Corp.	16,511	1,028
*	PROS Holdings Inc.	28,035	1,025
*	Jamf Holding Corp.	61,107	1,006
*	Zeta Global Holdings Corp. Class A	120,290	983
*	EngageSmart Inc.	42,500	969
	Shutterstock Inc.	21,577	947
*	indie Semiconductor Inc. Class A	112,652	840

		Shares	Market Value ($000)
*	PDF Solutions Inc.	26,787	803
*	Alkami Technology Inc.	34,548	787
	A10 Networks Inc.	61,751	771
	Adeia Inc.	81,709	751
*	Model N Inc.	32,631	749
*	Everbridge Inc.	35,593	725
*	Intapp Inc.	19,249	722
	Sapiens International Corp. NV	26,882	692
*	TechTarget Inc.	22,811	675
*	N-Able Inc.	55,084	656
*	Amplitude Inc. Class A	59,210	631
*	Yext Inc.	93,599	621
*	Ziff Davis Inc.	9,516	607
*	Couchbase Inc.	29,728	584
	Simulations Plus Inc.	13,867	544
*	Aehr Test Systems	22,614	519
*	BigCommerce Holdings Inc. Series 1	58,803	513
*	Grid Dynamics Holdings Inc.	39,093	496
	Hackett Group Inc.	20,099	448
*	Eventbrite Inc. Class A	61,099	431
*	Digimarc Corp.	12,424	415
*	Magnite Inc.	49,644	401
*	Mitek Systems Inc.	35,120	397
*,1	MicroVision Inc.	154,256	389
*	CEVA Inc.	17,742	386
*	NerdWallet Inc. Class A	29,821	350
*	Enfusion Inc. Class A	32,987	337
*	Squarespace Inc. Class A	11,938	335
*	OneSpan Inc.	32,259	324
*	Planet Labs PBC	131,640	320
*	Thoughtworks Holding Inc.	80,497	314
*	SEMrush Holdings Inc. Class A	27,293	298
*	MeridianLink Inc.	15,491	295
*	Synaptics Inc.	2,777	281
*	Olo Inc. Class A	52,238	280
*	Applied Digital Corp.	60,035	280
*	Weave Communications Inc.	28,454	269
*	IonQ Inc.	21,902	268
	NVE Corp.	3,725	267
*	Domo Inc. Class B	27,709	263
*,1	SoundHound AI Inc. Class A	120,008	257
*	Grindr Inc.	35,767	240
	American Software Inc. Class A	22,586	224
*	Red Violet Inc.	9,646	202
*	LivePerson Inc.	63,705	181
*	EverQuote Inc. Class A	17,219	180
*	Consensus Cloud Solutions Inc.	9,713	179
*	NextNav Inc.	44,618	177
*	Mediaalpha Inc. Class A	15,789	160
*	SMART Global Holdings Inc.	9,295	155
*	Innodata Inc.	22,258	150
*	EverCommerce Inc.	15,799	147
*	Rimini Street Inc.	46,060	145
*	eGain Corp.	18,850	144
*	Sanmina Corp.	2,655	133
*	inTEST Corp.	9,415	123
*	Kimball Electronics Inc.	4,915	121
*	Nextdoor Holdings Inc.	75,621	121

		Shares	Market Value ($000)
*	Expensify Inc. Class A	48,893	114
*	PubMatic Inc. Class A	6,746	113
*	ACM Research Inc. Class A	6,656	111
*	SkyWater Technology Inc.	15,320	108
*	Definitive Healthcare Corp.	13,023	107
*	Navitas Semiconductor Corp.	15,233	106
*	Digital Turbine Inc.	21,872	102
*,1	Atomera Inc.	13,194	91
*	CoreCard Corp.	6,431	84
*	ePlus Inc.	1,291	82
*	Viant Technology Inc. Class A	12,908	82
*,1	Xometry Inc. Class A	3,321	81
*	Transphorm Inc.	25,074	78
*	Cleanspark Inc.	12,271	77
*	Tucows Inc. Class A	3,449	73
*	LiveVox Holdings Inc.	19,336	71
*	PAR Technology Corp.	1,798	66
*	Vimeo Inc.	17,417	61
*	Vivid Seats Inc. Class A	6,784	56
*	Bandwidth Inc. Class A	4,875	54
*	Veritone Inc.	22,863	47
*,1	BigBear.ai Holdings Inc.	24,049	41
*	Bit Digital Inc.	10,249	26
*	Asure Software Inc.	2,934	23
	Ebix Inc.	5,906	23
*	FiscalNote Holdings Inc.	10,931	11
*	Cipher Mining Inc.	2,614	7
*	Presto Automation Inc.	2,755	2
*	CXApp Inc.	1,688	2
			195,277
Telecommunications (1.6%)
	InterDigital Inc.	23,419	2,340
*	Calix Inc.	51,593	1,991
*	Extreme Networks Inc.	110,392	1,782
	Cogent Communications Holdings Inc.	23,821	1,521
*	Viavi Solutions Inc.	159,765	1,291
*	Harmonic Inc.	96,329	1,065
*	Globalstar Inc.	527,434	839
*	Infinera Corp.	174,456	679
*	Digi International Inc.	27,309	643
*,1	Lightwave Logic Inc.	100,165	399
*,1	AST SpaceMobile Inc.	70,128	340
*	Anterix Inc.	10,287	336
*	8x8 Inc.	102,548	317
*	IDT Corp. Class B	10,418	306
*	CommScope Holding Co. Inc.	180,213	301
*	Clearfield Inc.	11,424	291
*	Ooma Inc.	21,027	244
*	Kaltura Inc.	71,671	122
*	Gogo Inc.	5,240	52
*	Cambium Networks Corp.	10,745	50
	Bel Fuse Inc. Class B	696	38
*	Akoustis Technologies Inc.	60,134	34
*	Consolidated Communications Holdings Inc.	6,791	29
*	Charge Enterprises Inc.	119,902	20
			15,030

		Shares	Market Value ($000)
Utilities (1.9%)
*	Casella Waste Systems Inc. Class A	49,395	3,995
	American States Water Co.	32,437	2,592
	Ormat Technologies Inc. (XNYS)	30,036	2,022
	New Jersey Resources Corp.	44,604	1,882
	MGE Energy Inc.	16,254	1,199
	Chesapeake Utilities Corp.	11,993	1,147
	Middlesex Water Co.	15,333	980
	California Water Service Group	15,986	808
*	Sunnova Energy International Inc.	42,804	496
	York Water Co.	12,462	475
	Brookfield Infrastructure Corp. Class A (XTSE)	11,273	350
	PNM Resources Inc.	7,852	326
	Artesian Resources Corp. Class A	5,874	247
	Genie Energy Ltd. Class B	9,103	221
	Excelerate Energy Inc. Class A	12,483	209
*	Vertex Energy Inc.	57,462	194
	Unitil Corp.	3,966	192
*	Pure Cycle Corp.	16,891	169
	Consolidated Water Co. Ltd.	3,822	138
*,1	NuScale Power Corp.	47,323	131
	Global Water Resources Inc.	10,047	123
*	Cadiz Inc.	34,758	95
	Aris Water Solutions Inc. Class A	1,754	14
	RGC Resources Inc.	467	8
			18,013
Total Common Stocks (Cost $897,215)			956,099
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[3,4]	Vanguard Market Liquidity Fund, 5.438% (Cost $14,678)	146,836	14,682
Total Investments (101.4%) (Cost $911,893)			970,781
Other Assets and Liabilities—Net (-1.4%)			(12,998)
Net Assets (100%)			957,783
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,996,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $13,521,000 was received for securities on loan, of which $13,495,000 is held in Vanguard Market Liquidity Fund and $26,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	18	1,631	33

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	956,079	—	20	956,099
Temporary Cash Investments	14,682	—	—	14,682
Total	970,761	—	20	970,781
Derivative Financial Instruments
Assets
Futures Contracts[1]	33	—	—	33
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.